Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) profit attributable to Class A and B common shareholders – basic	$ (1,903,908)	$ 286,142
Net (loss) profit attributable to Class A and B common shareholders – diluted	$ (1,903,908)	$ 286,142
Class A and Class B [Member]
Denominator:
Weighted average number of shares of Class A and B common shares outstanding – basic	11,158,314	9,589,315	8,550,000
Weighted average number of shares of Class A and B common shares outstanding – diluted	11,158,314	9,589,315	8,550,000
(Loss) Profit per share attributable to Class A and B common shareholders – basic	$ (0.17)	$ 0.03	$ 0.11
(Loss) Profit per share attributable to Class A and B common shareholders – diluted	$ (0.17)	$ 0.03	$ 0.11